Accounts Receivable, Net (Details Textual) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Credit Loss [Abstract]
Allowance for the doubtful accounts	$ 307,026	$ 337,894
Bad debt expense	$ 26,880	$ 17,929